Description of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Description of Business and Significant Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

1.	DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

We provide technology-enabled products and services which together deliver solutions designed to improve operating margin and cash flow for hospitals, health systems and other ancillary healthcare providers. Our customer-specific solutions are designed to efficiently analyze detailed information across the spectrum of revenue cycle and spend management processes. Our solutions integrate with existing operations and enterprise software systems of our customers and provide financial improvement with minimal upfront costs or capital expenditures. Our operations and customers are primarily located throughout the United States and to a lesser extent, Canada.

Basis of Presentation

The consolidated financial statements include the accounts of MedAssets, Inc. and our wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. We have prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Use of Estimates

The preparation of the financial statements and related disclosures in conformity with GAAP and pursuant to the rules and regulations of the SEC, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ materially from those estimates. We believe that the estimates, assumptions and judgments involved in revenue recognition, allowances for doubtful accounts and returns, product development costs, stock-based compensation, performance-based restricted stock, business combinations, impairment of goodwill, intangible assets and long-lived assets, and accounting for income taxes have the greatest potential impact on our consolidated financial statements.

Cash and Cash Equivalents

All of our highly liquid investments with original maturities of three months or less at the date of purchase are carried at cost which approximates fair value and are considered to be cash equivalents. Currently, our excess cash is voluntarily used to repay our swing-line credit facility, if any, on a daily basis and applied against our revolving credit facility on a routine basis when our swing-line credit facility is undrawn. In addition, we may periodically make voluntary repayments on our term loan. Cash and cash equivalents were $46,836 and $5,498 as of December 31, 2010 and December 31, 2009, respectively, and our revolver and swing-line balances were zero during those reporting periods. In the event our cash balance is zero at the end of a period, any outstanding checks are recorded as accrued expenses. See Note 7 for immediately available cash under our revolving credit facility.

Additionally, we have a concentration of credit risk arising from cash deposits held in excess of federally insured amounts totaling $46,336 as of December 31, 2010.

Accounts Receivables and Allowances

Our trade accounts receivables are recorded at invoiced amounts and do not bear interest. We record an allowance for doubtful accounts against our trade receivables to reflect the balance at net realizable value on our consolidated balance sheets.

An allowance for doubtful accounts is established for accounts receivable estimated to be uncollectible due to customer credit worthiness and is adjusted periodically based upon management’s evaluation of current economic conditions, historical experience and other relevant factors that, in the opinion of management, deserve recognition in estimating such allowance. Estimates related to our allowance for doubtful accounts are recorded as bad debt expense in our consolidated statement of operations. We review our allowance for doubtful accounts based upon the credit risk of specific customers, historical experience and other information. Accounts receivable deemed to be uncollectable due to credit worthiness is subsequently written down utilizing the allowance for doubtful accounts.

In addition we maintain a customer service allowance which is recorded as a current liability. Estimates related to our customer service allowance are recorded as a reduction to net revenue in our consolidated statements of operations.

Financial Instruments

The carrying amount reported in the balance sheet for trade accounts receivable, trade accounts payable, accrued revenue share obligations and rebates, accrued payroll and benefits, and other accrued expenses approximate fair values due to the short maturities of the financial instruments.

We believe the carrying amount of notes payable approximates fair value, and interest expense is accrued on notes outstanding. The current portion of notes payable represents the portion of notes payable due within one year of the period end.

The fair value of the bonds payable is calculated based on quoted market prices for the same or similar issues or on rates currently offered to the Company for similar debt instruments.

Revenue Recognition

Net revenue consists primarily of (a) administrative fees reported under contracts with manufacturers and distributors, (b) other service fee revenue that is comprised of (i) consulting revenues received under fixed-fee service contracts; (ii) subscription and implementation fees received under our SaaS agreements; (iii) transaction and contingent fees received under service contracts; and (iv) to a lesser extent, annual licensed-software fees. Revenue is earned primarily in the United States.

Revenue is recognized when 1) there is a persuasive evidence of an arrangement; 2) the fee is fixed or determinable; 3) services have been rendered and payment has been contractually earned, and 4) collectability is reasonably assured.

Administrative Fees

Administrative fees are generated under contracted purchasing agreements with manufacturers and distributors of healthcare products and services (“vendors”). Vendors pay administrative fees to us in return for the provision of aggregated sales volumes from hospitals and health systems that purchase products qualified under our contracts. The administrative fees paid to us represent a percentage of the purchase volume of our hospitals and healthcare system customers.

We earn administrative fees in the quarter in which the respective vendors report customer purchasing data to us, usually a month or a quarter in arrears of actual customer purchase activity. The majority of our vendor contracts disallow netting product returns from the vendors’ administrative fee calculations in periods subsequent to their reporting dates. The vendors that are not subject to this requirement supply us with sufficient purchase and return data needed for us to build and maintain an allowance for sales returns.

Revenue is recognized upon the receipt of vendor reports as this reporting proves that the delivery of product or service has occurred, the administrative fees are fixed and determinable based on reported purchasing volume, and collectability is reasonably assured. Our customer and vendor contracts substantiate persuasive evidence of an arrangement.

Certain hospital and healthcare system customers receive revenue share payments (“Revenue Share Obligation”). This obligation is recognized according to the customers’ contractual agreements with our Group Purchasing Organization (or “GPO”) as the related administrative fee revenue is recognized. In accordance with GAAP relating to principal agent considerations under revenue recognition, this obligation is netted against the related gross administrative fees, and is presented on the accompanying consolidated statements of operations as a reduction to arrive at total net revenue on our consolidated statements of operations.

Net administrative fees shown on our consolidated statements of operations reflect our gross administrative fees net of our revenue share obligation. Gross administrative fees include all administrative fees we receive pursuant to our group purchasing organization vendor contracts. Our revenue share obligation represents the portion of the administrative fees we are contractually obligated to share with certain of our group purchasing organization customers. The following shows the details of net administrative fee revenues for the years ended December 31, 2010, 2009, and 2008.

	Year Ended December 31,
	2010	2009	2008

Gross administration fees	$182,024	$163,454	$158,618
Less: Revenue share obligation	(62,954)	(55,231)	(52,853)

Administrative fees, net	$119,070	$108,223	$105,765

Other Service Fees

Consulting Fees

We generate revenue from fixed-fee consulting contracts. Revenue under these fixed-fee arrangements is recognized as services are performed and deliverables are provided, provided all other elements of SAB 104 are met.

Consulting Fees with Performance Targets

We generate revenue from consulting contracts that also include performance targets. The performance targets generally relate to committed financial improvement to our customers from the use and implementation of initiatives that result from our consulting services. Performance targets are measured as our strategic initiatives are identified and implemented, and the financial improvement can be quantified by the customer. In the event the performance targets are not achieved, we are obligated to refund or reduce a portion of our fees.

Under these arrangements, all revenue is deferred and recognized as the performance target is achieved and the applicable contingency is released as evidenced by customer acceptance. All revenues are fixed and determinable and the applicable service is rendered prior to recognition in the financial statements in accordance with SAB 104. We do not defer any related costs under these types of arrangements.

Subscription and Implementation Fees

We follow GAAP for revenue recognition relating to arrangements that include the right to use software stored on another entity’s hardware for our SaaS-based solutions. Our customers are charged non-recurring upfront fees for implementation and host subscription fees for access to web-based services. Our customers have access to our software applications while the data is hosted and maintained on our servers. Our customers cannot take physical possession of the software applications. Revenue from monthly hosting arrangements and services is recognized on a subscription basis over the period in which our customers use the product. Implementation fees are typically billed at the beginning of the arrangement and recognized as revenue over the greater of the subscription period or the estimated customer relationship period. We currently estimate the customer relationship period at four to five years for our SaaS-based Revenue Cycle Management solutions. Contract subscription periods range from two to six years from execution.

Transaction Fees and Contingent Service Fees

We generate revenue from transactional-based service contracts and contingency-fee based service contracts. Provided all other elements of revenue recognition are met, revenue under these arrangements is recognized as services are performed, deliverables are provided and related contingencies are removed. All related direct costs are recorded as period costs when incurred.

Licensed-Software Fees

We license and market certain decision support software products. Licensed-software fees are derived from three primary sources: (i) software licenses, (ii) software support (i.e. postcontract support, or “PCS”), and (iii) services, which include consulting, implementation and training services. We recognize revenue for our software arrangements under relevant GAAP.

We are unable to establish vendor-specific objective evidence (“VSOE”), as defined under GAAP relating to software revenue recognition, for the license element of our software arrangements as the majority of our software licenses are for a term of one year. In addition, we are unable to establish VSOE for the service elements of our software arrangements as the prices vary or the elements are not sold separately. In the majority of our licensed software arrangements, the service elements qualify for separate accounting under GAAP relating to software revenue recognition as the services do not involve significant production, customization, or modification, but entail providing services such as loading of software, training of customer personnel, and providing implementation services such as planning, data conversion, building simple interfaces, running test data, developing documentation, and software support. However, given that VSOE cannot be determined for the separate elements of these arrangements, the fees for the entire arrangement are recognized ratably over the period in which the services are expected to be performed or over the software support period, whichever is longer, beginning with the delivery and acceptance of the software, provided all other revenue recognition criteria are met.

Revenue from service elements sold independent of software arrangements, such as additional training or consulting, software support renewals, and other services, is recognized as services are performed.

Combined Services

We may bundle certain of our service or product offerings into a single arrangement and market them as an enterprise deal. Our bundled service and product arrangements are generally sold as either licensed software arrangements or service arrangements.

Our licensed software arrangements generally include multiple deliverables or elements such as software licenses, software support, and services, which include consulting, implementation and training. Software arrangements and the licensed software fees are accounted for based on GAAP relating to software revenue recognition.

Service arrangements generally include multiple deliverables or elements such as group purchasing services, consulting services, and SaaS-based subscription and implementation services. Multi-element service arrangements are accounted for under GAAP relating to revenue recognition for multiple-element arrangements. Provided that the total arrangement consideration is fixed and determinable at the inception of the arrangement, we allocate the total arrangement consideration to the individual elements within the arrangement based on their relative fair value. We establish objective reliable evidence of fair value for each element of a service arrangement based on the price charged for a particular element when it is sold separately in a stand-alone arrangement. Revenue is then recognized for each element according to appropriate revenue recognition methodology. Revenue can only be recognized provided it is fixed and determinable and there are no refund rights with any product or service already delivered associated with any undelivered products or services within the same arrangement.

The majority of our multi-element service arrangements that include group purchasing services are not fixed and determinable at the inception of the arrangement as the fee for the arrangement is earned as administrative fees are reported. As discussed previously in the revenue recognition footnote, administrative fees are not fixed and determinable until the receipt of vendor reports (nor can they be reliably estimated prior to the receipt of the vendor reports). For these multi-element service arrangements, we recognize revenue as administrative fees are reported to us.

A limited number of multi-element service arrangements that include group purchasing services are fixed and determinable at the inception of the arrangement. In these few arrangements the customer pays a fixed fee for the entire arrangement and is entitled to receive all of the related administrative fees associated with their purchases through a 100% revenue share obligation. In these arrangements, we allocate the total arrangement fee to each element based on each element’s relative fair value and group purchasing service revenue is recognized ratably over the contractual term. Consulting revenue is recognized as services are performed and deliverables are provided. SaaS-based subscription and implementation service revenue is recognized ratably over the subscription period or customer relationship period, whichever is longer.

Certain of our arrangements include performance targets. These performance targets generally relate to committed financial improvement to our customers from the use of our services and software. In the event the performance targets are not achieved we are obligated to refund or reduce a portion of our fees. We generally receive customer acceptance as performance targets are achieved.

In multi-element service arrangements that involve performance targets, the amount of revenue recognized on a particular delivered element is limited to the lesser of (a) the amount of revenue earned based on proportional performance otherwise allocable to that element based on using the relative fair value method, or (b) the amount allocable to that element using a fair value method is not contingent and that is otherwise fixed and determinable. In all cases, revenue recognition is deferred on each element until the performance contingency has been removed and the related revenue is no longer at risk.

Loss Contracts

We may determine that certain fixed price contracts could result in a negative net realizable value. For any given arrangement, this results if and when we determine that it is both probable and reasonably estimable that the net present value of the arrangement consideration will fall below the net present value of the estimated costs to deliver the arrangement. If negative net realizable value results, we accrue for the estimated loss. For the years ended December 31, 2010, 2009 and 2008, we did not have any contracts with probable or estimable negative net realizable values.

Other

Other fees are primarily earned for our annual customer and vendor meeting. Fees for our annual customer and vendor meeting are recognized when the meeting is held and related obligations are performed.

Deferred Implementation Costs

We capitalize direct costs incurred during the implementation of our SaaS-based solutions. Deferred implementation costs are amortized into cost of revenue over the expected period of benefit, which is the greater of the contracted subscription period or the customer relationship period. The current and long term portions of deferred implementation costs are included in “Prepaid expense and other current assets” and “Other assets,” respectively in the accompanying consolidated balance sheets.

Property and Equipment

Property and equipment are stated at cost and include the capitalized portion of internal use product development costs. Depreciation of property and equipment (which includes amortization of capitalized internal use software) is computed on the straight-line method over the estimated useful lives of the assets which range from three to ten years. The building and related retail space, described in Note 7 under “Finance Obligation,” are amortized over the estimated useful life of 30 years on a straight-line basis.

We evaluate the impairment or disposal of our property and equipment in accordance with GAAP. We evaluate the recoverability of property and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or whenever management has committed to an asset disposal plan. Whenever these indicators occur, recoverability is determined by comparing the net carrying value of an asset to its total undiscounted cash flows. We recognized impairment charges to write down certain software assets in the fiscal years ended December 31, 2010 and 2008. See Note 2 for further details.

Product Development Costs

Our product development costs include costs (i) incurred prior to the application development stage; (ii) prior to technological feasibility being reached; and (iii) in the post-development or maintenance stage. Internal-use software development costs are capitalized in accordance with the relevant GAAP and classified as property and equipment. External-use software development costs are capitalized when the technological feasibility of a software product has been established in accordance with GAAP relating to research and development costs of computer software and are included in “Other” within Other long term assets in the accompanying consolidated balance sheets. Capitalized software costs are amortized on a straight-line basis over the estimated useful lives of the related software applications of up to four years. We periodically evaluate the useful lives of our capitalized software costs.

Goodwill and Intangible Assets — Indefinite Life

For identified intangible assets acquired in business combinations, we allocate purchase consideration based on the fair value of intangible assets acquired in accordance with GAAP relating to business combinations.

As of December 31, 2010, intangible assets with indefinite lives consist of goodwill. As of December 31, 2009, intangible assets with indefinite lives consisted of goodwill and a trade name. See Note 3 for further details.

We account for our intangible assets in accordance with GAAP relating to intangible assets, which states we do not amortize goodwill or intangible assets with indefinite lives. We perform an impairment test of these assets on at least an annual basis on December 31 and whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. To determine the fair values, we use the income approach based on estimated discounted future cash flows and the market approach based on comparable publicly traded companies in similar lines of businesses, and to a lesser extent, guideline public companies. Our cash flow assumptions consider historical and forecasted revenue, operating costs and other relevant factors. If the carrying value of the assets is deemed to be impaired, the amount of the impairment recognized in the financial statements is determined by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value.

We consider the following to be important factors that could trigger an impairment review: significant continued underperformance relative to historical or projected future operating results; identification of other impaired assets within a reporting unit; the more-likely-than not expectation that a reporting unit or a significant portion of a reporting unit will be sold; significant adverse changes in business climate or regulations; significant changes in senior management; significant changes in the manner of use of the acquired assets or the strategy for the Company’s overall business; significant negative industry or economic trends; a significant decline in the Company’s stock price for a sustained period or a significant unforeseen decline in the Company’s credit rating.

In connection with our 2010 annual impairment testing, we recognized an impairment charge on all of the goodwill at our DSS operating unit within our Revenue Cycle Management (“RCM”) reporting segment. In addition, we recognized an impairment charge on a trade name associated with a prior acquisition included in our Spend and Clinical Resource Management reporting segment. The trade name asset was deemed to be impaired as part of our integration associated with the Broadlane Acquisition. We did not recognize any goodwill or indefinite-lived intangible asset impairments in the periods ending December 31, 2009 and 2008. See Note 3 for further details.

Intangible Assets — Definite Life

The intangible assets with definite lives are comprised of our customer base, developed technology, non-compete agreements and certain trade name assets. See Note 4 for further details.

Intangible assets with definite lives are amortized over their estimated useful lives which have been derived based on an assessment of such factors as attrition, expected volume and price changes. We evaluate the useful lives of our intangible assets with definite lives on an annual basis. Costs related to our customer base are amortized over the period and pattern of economic benefit that is expected from the customer relationship based on the expected benefit of its discounted cash flows. Customer base intangibles have estimated useful lives that range from five years to fourteen years. Costs related to developed technology are amortized on a straight-line basis over a useful life of three to seven years. Costs related to non-compete agreements are amortized on a straight-line basis over the life of the respective agreements. Costs associated with definite-lived trade names are amortized over the period of expected benefit of two to three years.

We evaluate indefinite-lived intangibles for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

During 2010, we deemed certain customer base intangible assets associated with a prior acquisition within our Spend and Clinical Resource Management reporting segment to be impaired as part of our integration relating to the Broadlane Acquisition. During 2008, we deemed several intangible assets to be impaired. We incurred certain impairment expenses (primarily related to acquired developed technology from prior acquisitions, revenue cycle management trade names and internally developed software product write-offs). See Note 4 for a description of the impairments.

Business Combination

In the first quarter of fiscal year 2009, we adopted a new accounting standard related to business combinations, which revised the accounting guidance that we were required to apply for our acquisitions in comparison to prior fiscal years. The new standard expands the definition of a business and a business combination; requires recognition of assets acquired, liabilities assumed, and contingent consideration at their fair value on the acquisition date with subsequent changes recognized in earnings; requires acquisition related expenses and restructuring costs to be recognized separately from the business combination and expensed as incurred; requires in-process research and development to be capitalized at fair value as an indefinite-lived intangible asset until completion or abandonment; and requires that changes in accounting for deferred tax asset valuation allowances and acquired income tax uncertainties after the measurement period be recognized as a component of provision for taxes. While we use our best estimates and assumptions as a part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the business combination date, our estimates and assumptions are inherently uncertain and subject to refinement. As a result, during the preliminary purchase price measurement period, which may be up to one year from the business combination date, we record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. After the preliminary purchase price measurement period, we record adjustments to assets acquired or liabilities assumed subsequent to the purchase price measurement period in our operating results in the period in which the adjustments were determined.

Acquisition and Transaction Related Expenses

In connection with our 2010 acquisition efforts, we recorded acquisition and transaction related expenses in our consolidated statement of operations. Acquisition and transaction related expenses primarily consist of legal, banker, accounting and other advisory fees of third parties related to potential acquisitions (whether or not such acquisition is ultimately completed, remains in-process or is not completed). Subsequent to the adoption of the new business combination accounting guidance in 2009, acquisition and transaction related expenses are expensed as incurred in our consolidated statements of operations. Amounts related to completed acquisitions were historically capitalized as part of the acquisition pursuant to previous accounting guidance.

Restructuring and Integration Costs

Our restructuring costs are comprised primarily of employee termination costs related to headcount reductions. A liability for costs associated with an exit or disposal activity is recognized and measured initially at fair value only when the liability is incurred. Our restructuring charges also include accruals for estimated losses related to our excess facilities, based on our contractual obligations, net of estimated sublease income. We reassess the liability periodically based on market conditions. Integration costs are comprised primarily of third party consulting and other employee related costs involved in the integration of an acquired business into our business. Refer to Note 6 for additional details of the restructuring activities.

Deferred Revenue

Deferred revenue consists of unrecognized revenue related to advanced customer invoicing or customer payments received prior to revenue being realized and earned. Substantially all deferred revenue consists of (i) deferred administrative fees, (ii) deferred service fees (iii) deferred software and implementation fees, and (iv) other deferred fees, including receipts for our annual meeting prior to the event.

Deferred administrative fees arise when cash is received from vendors prior to the receipt of vendor reports. Vendor reports provide detail to the customer’s purchases and prove that delivery of product or service occurred. Administrative fees are also deferred when reported fees are contingent upon meeting a performance target that has not yet been achieved (see Revenue Recognition — Combined services).

Deferred service fees arise when cash is received from customers or upon advanced customer invoicing, prior to delivery of service. When the fees are contingent upon meeting a performance target that has not yet been achieved, the service fees are either not invoiced or are deferred on our balance sheet.

Deferred software and implementation fees include (i) software license fees which result from undelivered products or specified enhancements, acceptance provisions, or software license arrangements that lack VSOE and are not separable from implementation, consulting, or other services; (ii) software support fees which represent customer payments made in advance for annual software support contracts; and (iii) implementation fees that are received at the beginning of a subscription contract. These fees are deferred and amortized over the expected period of benefit, which is the greater of the contracted subscription period or the customer relationship period. Software and implementation fees are also deferred when the fees are contingent upon meeting a performance target that has not yet been achieved.

For the years ended December 31, 2010 and 2009, deferred revenues recorded that are contingent upon meeting performance targets were $4,841 and $686, respectively.

The following table summarizes the deferred revenue categories and balances as of:

	December 31,
	2010	2009

Software and implementation fees	$15,290	$14,080
Service fees	26,970	15,786
Administrative fees	2,573	924
Other fees	1,297	1,088

Deferred revenue, total	46,130	31,878
Less: Deferred revenue, current portion	(36,533)	(24,498)

Deferred revenue, non-current portion	$9,597	$7,380

Revenue Share Obligation and Rebates

We accrue revenue share obligations and rebates for certain customers according to (i) our revenue share program and (ii) our vendor rebate programs.

Under our revenue share program, certain hospital and health system customers receive revenue share payments. This obligation is accrued according to contractual agreements between the GPO and the hospital and healthcare customers as the related administrative fee revenue is recognized. See description of this accounting treatment under “Administrative Fees” in the “Revenue Recognition” section.

We receive rebates pursuant to the provisions of certain vendor agreements. The rebates are earned by our hospitals and health system customers based on the volume of their purchases. We collect, process, and pay the rebates as a service to our customers. Substantially all the vendor rebate programs are excluded from revenue. The vendor rebates are accrued for active customers when we receive cash payments from vendors.

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2010, 2009, and 2008 was $2,053, $2,224 and $2,651, respectively.

Share-Based Compensation

Share-based payment transactions as fully discussed in Note 10 are accounted for in accordance with GAAP relating to stock compensation. The guidance requires companies to recognize the cost (expense) of all share-based payment transactions in the financial statements. We expense employee share-based compensation using fair value-based measurement over an appropriate requisite service period primarily on an accelerated basis.

Derivative Financial Instruments

Derivative instruments are accounted for in accordance with GAAP relating to derivatives and hedging. The guidance requires companies to recognize derivative instruments as either assets or liabilities in the balance sheet at fair value. We have no derivative positions as of December 31, 2010. See Note 14 for further discussion regarding our outstanding derivative financial instruments.

Income Taxes

In accordance with GAAP relating to income taxes, we recognize deferred income taxes based on the expected future tax consequences of differences between the financial statement basis and the tax basis of assets and liabilities, calculated using enacted tax rates in effect for the tax year in which the differences are expected to be reflected in the tax return.

The carrying value of our net deferred tax assets assumes that we will be able to generate sufficient future taxable income in applicable tax jurisdictions to realize the value of these assets. If we are unable to generate sufficient future taxable income in these jurisdictions, a valuation allowance is recorded when it is more likely than not that the value of the deferred tax assets is not realizable. Management evaluates the realizability of the deferred tax assets and assesses the need for any valuation allowance adjustment. It is our policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. To the extent that the probable tax outcome of these uncertain tax positions changes, such changes in estimate will impact the income tax provision in the period in which such determination is made. At December 31, 2010, we believe we have appropriately accounted for any unrecognized tax benefits. To the extent we prevail in matters for which a liability for an unrecognized tax benefit is established or we are required to pay amounts in excess of the liability, our effective tax rate in a given financial statement period may be affected. See Note 11.

Sales Taxes

In accordance with GAAP relating to principal agent considerations under revenue recognition, we record any tax assessed by a governmental authority that is directly imposed on a revenue-producing transaction between a seller and a customer on a net basis (excluded from revenues).

Basic and Diluted Net Income and Loss Per Share

Basic net income or loss per share (“EPS”) is calculated in accordance with GAAP relating to earnings per share. Diluted EPS assumes the conversion, exercise or issuance of all potential common stock equivalents, unless the effect of inclusion would result in the reduction of a loss or the increase in income per share. For purposes of this calculation, our stock options, stock warrants, non-vested restricted stock and stock-settled stock appreciation rights are considered to be potential common shares and are only included in the calculation of diluted EPS when the effect is dilutive.

The shares used to calculate basic and diluted EPS represent the weighted-average common shares outstanding. Diluted net loss per share is the same as basic net loss per share for the fiscal year ended December 31, 2010 since the effect of any potentially dilutive securities was excluded as they were anti-dilutive due to our net loss.

Recent Accounting Pronouncements

Business Combinations

In December 2010, the FASB issued an accounting standards update relating to the disclosure of supplementary pro forma information for business combinations, which addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The update also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The update is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. We believe the adoption of this guidance will not have a material impact on our Consolidated Financial Statements.

Revenue Recognition

In October 2009, the FASB issued an accounting standards update for multiple-deliverable revenue arrangements. The update addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit. The update also addresses how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting. The amendments in the update significantly expand the disclosures related to a vendor’s multiple-deliverable revenue arrangements with the objective of providing information about the significant judgments made and changes to those judgments and how the application of the relative selling-price method of determining stand-alone value affects the timing or amount of revenue recognition. The accounting standards update is applicable for annual periods beginning after June 15, 2010, however, early adoption is permitted. We believe the adoption of this guidance will not have a material impact on our Consolidated Financial Statements.

In October 2009, the FASB issued an accounting standards update relating to certain revenue arrangements that include software elements. The update will change the accounting model for revenue arrangements that include both tangible products and software elements. Among other things, tangible products containing software and non-software components that function together to deliver the tangible product’s essential functionality are no longer within the scope of software revenue guidance. In addition, the update also provides guidance on how a vendor should allocate arrangement consideration to deliverables in an arrangement that includes tangible products and software. The accounting standards update is applicable for annual periods beginning after June 15, 2010, however, early adoption is permitted. We believe the adoption of this guidance will not have a material impact on our Consolidated Financial Statements.

In April 2010, the FASB issued new standards for vendors who apply the milestone method of revenue recognition to research and development arrangements. These new standards apply to arrangements with payments that are contingent, at inception, upon achieving substantively uncertain future events or circumstances. The guidance is applicable for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early adoption is permitted. The adoption of this guidance will impact our arrangements with one-time or nonrecurring performance fees that are contingent upon achieving certain results. Historically, we have recognized these types of performance fees in the period the respective performance target has been met as we believe these arrangements are substantive. Upon adoption of this guidance on January 1, 2011, these performance fees will be recognized proportionately over the contract term. We believe the adoption of this guidance will not have a material impact on our Consolidated Financial Statements.

Subsequent Events

In February 2010, the FASB issued amended guidance on subsequent events. Under this amended guidance, SEC filers are no longer required to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements. This guidance was effective immediately and we adopted these new requirements for the period ended March 31, 2010.